Intangible assets (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Summary of Changes in Intangible Assets and Goodwill

	Computer software	Customer contracts#		Development rights	Other intangible assets	Carbon credit rights	Goodwill	Intangible asset under development	Total intangible assets
	(INR)	(INR)		(INR)	(INR)	(INR)	(INR)	(INR)	(INR)
Cost
As at April 1, 2021	272	28,048		36	7	—	11,596	55	40,014
Additions during the year	89	4,547	-	—	—	—	—	35	4,671
Disposals and adjustments during the year	(6)	(3)	-	—	—	—	—	(13)	(22)
Capitalised during the year	—	—		—	—	—	—	(9)	(9)
As at March 31, 2022	355	32,592		36	7	—	11,596	68	44,654
Additions during the year	267	—		—	—	—	—	110	377
Disposals and adjustments during the year	—	—		—	—	—	—	(15)	(15)
Capitalised during the year	—	—		—	—	—	—	(12)	(12)
As at March 31, 2023	622	32,592		36	7	—	11,596	151	45,004
Additions during the year	304	—		—	—	626	—	30	960
Capitalised during the year	—	—		—	—	—	—	(124)	(124)
As at March 31, 2024	926	32,592		36	7	626	11,596	57	45,840

Accumulated amortisation
As at April 1, 2021	132	3,468		4	—	—	—	—	3,604
Charge for the year (refer Note 31)	26	1,278		1	0	—	—	—	1,305
Disposals and adjustments during the year	(4)	—		—	—	—	—	—	(4)
Capitalised during the year	25	—		—	—	—	—	—	25
As at March 31, 2022	179	4,746		5	0	—	—	—	4,930
Charge for the year (refer Note 31)	56	1,408		—	0	—	—	0	1,464
Capitalised during the year	15	—		—	—	—	—	—	15
As at March 31, 2023	250	6,154		5	0	—	—	0	6,409
Charge for the year (refer Note 31)	136	1,348		1	0	—	—	0	1,485
Capitalised during the year	—	63		—	—	—	—	—	63
As at March 31, 2024	386	7,565		6	0	—	—	0	7,957

Net book value
As at April 1, 2022 (INR)	176	27,846		31	7	—	11,596	68	39,724
As at March 31, 2023 (INR)	372	26,438		31	7	—	11,596	151	38,595
As at March 31, 2024 (INR)	540	25,027		30	7	626	11,596	57	37,883
As at March 31, 2024 (USD)	6	300		0	0	8	139	1	455

# Remaining life of customer contracts ranges from 14 to 20 years as on March 31, 2024 (March 31, 2023: 15 to 21 years, March 31, 2022: 16 to 22 years).

Summary of Break-Up for Goodwill and Intangible Assets

Below is the break-up for goodwill:

	As at March 31,
Group of CGU / individual CGU	2024	2023
Ostro Energy Group (wind power segment)	9,903	9,903
ReNew Vayu Urja (wind power segment)	756	756
Prathamesh Solarfarms (solar power segment)	428	428
Others (wind power segment)*	145	145
Others (solar power segment)*	364	364

* includes amount allocated against multiple group of CGUs and the amount allocated to each group of CGU is not material.

Summary of goodwill impairment test and estimated value in use after adjusting the carrying values of assets and was more than carrying value of goodwill

Based on the results of the impairment test, the estimated value in use of each Group of CGU and individual CGU was more than their respective carrying values, by the following amounts:

	As at March 31,
Group of CGU / individual CGU	2024	2023
Ostro Energy Group (wind power segment)[1]	2,050	583
ReNew Vayu Urja (wind power segment)[2]	1,185	1,831
Prathamesh Solarfarms (solar power segment)[3]	685	964
Others (wind power segment)[2]	2,318	1,706
Others (solar power segment)[3]	911	1,844